Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Building	—	12,824,343
Electronic equipment and office furniture	1,680,446	2,051,517
Vehicle	733,344	457,594
Leasehold improvements	501,089	285,353
Property and equipment	2,914,879	15,618,807
Less: Accumulated depreciation	(1,331,275)	(1,656,414)
Property and equipment, net	1,583,604	13,962,393

Depreciation expense was US$1,102,014, US$1,752,785 and US$1,080,267 for the years ended December 31, 2022, 2023 and 2024, respectively.